Leases - Schedule of Lease Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
2024	$ 69,429
2025	60,490
2026	47,465
2027	36,903
2028	26,212
Thereafter	48,153
Total lease payments	288,652
Less: interest	(43,407)
Present value of lease liabilities	245,245
Finance Leases
2024	23,927
2025	23,550
2026	23,234
2027	19,982
2028	22,473
Thereafter	22,138
Total lease payments	135,304
Less: interest	(18,205)
Present value of lease liabilities	$ 117,099	$ 74,370
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Current portion of long-term debt
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Total long-term debt